Income from voyages and related services (Tables)	12 Months Ended
Dec. 31, 2020
Income from voyages and related services
Schedule of income from voyages and related services

	2020	2019	2018
	US $’000
Shipping	3,920,325	3,257,121	3,208,315
Other	71,371	42,640	39,549
	3,991,696	3,299,761	3,247,864